Income Taxes (Details) - Schedule of consolidated temporary differences comprised of net deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 1,861	$ 1,861
Less valuation allowance	(1,861)	(1,861)
Total